Organization and Description of the Business (Details) (USD $)	9 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended			0 Months Ended
	Sep. 30, 2014 item	Dec. 31, 2013 item	Feb. 05, 2014 Subsequent event	Mar. 06, 2014 Subsequent event	Feb. 28, 2014 Warrant expiring in December 2021 Subsequent event	Dec. 31, 2013 Warrant expiring in June 2018	Feb. 05, 2014 Initial public offering	Feb. 05, 2014 Initial public offering Subsequent event	Mar. 06, 2014 Over allotment option exercised by underwriters	Mar. 06, 2014 Over allotment option exercised by underwriters Subsequent event
Organization and Description of the Business
Number of operating segments	1	1
Initial Public Offering
Shares of common stock sold							9,250,000	9,250,000	270,449	270,449
Initial public offering price (in dollars per share)							$ 7.00	$ 7.00	$ 7.00	$ 7.00
Aggregate gross proceeds from shares sold							$ 64,800,000	$ 64,800,000	$ 1,900,000	$ 1,900,000
Shares of common stock issued upon conversion of outstanding convertible preferred stock and net exercise of a portion of warrants	15,728,286							15,649,686
Payment of underwriting discounts and commissions	4,600,000			4,600,000
Offering expenses			2,500,000
Net offering proceeds after deducting underwriting discounts and commissions and offering expenses	59,534,984			59,600,000
Shares of common stock that may be purchased by warrant					20,161	2,419
Exercise price (in dollars per share)					$ 6.20	$ 0.06
Liquidity
Accumulated deficit		$ 82,268,850